OPPENHEIMER DISCIPLINED VALUE FUND
         Supplement dated December 31, 1997 to the Statement of Additional Information dated December 16, 1996.


      The Statement of Additional Information is amended by adding the following section before the section captioned "Major Shareholders" on page 28:

          DEFERRED COMPENSATION PLAN. The Board of Directors has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Director's fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may, notwithstanding its fundamental policy restricting investment in other open-end investment companies, as described on page 22 of the Statement of Additional Information, invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

1. The second paragraph in the section captioned "Retirement Plans" under "How To Buy Shares" on page 47 is deleted and replaced with the following:

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, provided that broker-dealer has made special arrangements with the Distributor for the purpose of qualifying those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

2. The section captioned "Retirement Plans under "How to Buy Shares" on page 47 is revised by adding the following to the end of that section:

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by Retirement Plans ("Plan") in the following cases:

      (i) the recordkeeping for the Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in mutual funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

      (ii) the recordkeeping for the Plan is performed on a daily valuation basis by an independent record keeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Record Keeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

      (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Record Keeping
      Service Agreement.

      For Plans whose records are maintained on a daily basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, if on the date the Plan Sponsor signs the Merrill Lynch Record Keeping Service Agreement the Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Plan may only purchase Class B shares of any one or more of the Oppenheimer funds. Otherwise, the Plan will be permitted to purchase Class A shares of any one or more of the Oppenheimer funds. Any such Plans that currently invest in Class B shares of the Fund will be transferred to Class A shares of the Fund once the Plan has reached $5 million invested in Applicable Investments.

      Any redemptions from Plans whose records are maintained on a daily basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.





December 31, 1997                                                   PX0375.001




                        OPPENHEIMER LIFESPAN GROWTH FUND
                       OPPENHEIMER LIFESPAN BALANCED FUND
                        OPPENHEIMER LIFESPAN INCOME FUND
         Supplement  dated  December  31,  1997  to  the  Statement  of
         Additional Information dated February 25, 1997

      The Statement of Additional Information is amended by adding the following section before the section captioned "Major Shareholders" on page 28:

          DEFERRED COMPENSATION PLAN. The Board of Directors has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Director's fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Director under the plan for the limited purpose of determining the value of the Director's deferred fee account.

1. The second paragraph in the section captioned "Retirement Plans" under "How To Buy Shares" on page 47 is deleted and replaced with the following:

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, provided that broker-dealer has made special arrangements with the Distributor for the purpose of qualifying those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

2. The section captioned "Retirement Plans under "How to Buy Shares" on page 47 is revised by adding the following to the end of that section:

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by Retirement Plans ("Plan") in the following cases:

      (i) the recordkeeping for the Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in mutual funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

      (ii) the recordkeeping for the Plan is performed on a daily valuation basis by an independent record keeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Record Keeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

      (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Record Keeping
      Service Agreement.

      For Plans whose records are maintained on a daily basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, if on the date the Plan Sponsor signs the Merrill Lynch Record Keeping Service Agreement the Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Plan may only purchase Class B shares of any one or more of the Oppenheimer funds. Otherwise, the Plan will be permitted to purchase Class A shares of any one or more of the Oppenheimer funds. Any such Plans that currently invest in Class B shares of the Fund will be transferred to Class A shares of the Fund once the Plan has reached $5 million invested in Applicable Investments.

      Any redemptions from Plans whose records are maintained on a daily basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.







December 31, 1997                                                   PX0315.002


                   OPPENHEIMER DISCIPLINED ALLOCATION FUND
        Supplement  dated  December  31,  1997  to  the  Statement  of
              Additional Information dated February 25, 1997


      The Statement of Additional Information is amended by adding the following section before the section captioned "Major Shareholders" on page 29:

          DEFERRED COMPENSATION PLAN. The Board of Directors has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Director's fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may, notwithstanding its fundamental policy restricting investment in other open-end investment companies, as described on page 22 of the Statement of Additional Information, invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

1. The second paragraph in the section captioned "Retirement Plans" under "How To Buy Shares" on page 48 is deleted and replaced with the following:

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, provided that broker-dealer has made special arrangements with the Distributor for the purpose of qualifying those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

2. The section captioned "Retirement Plans under "How to Buy Shares" on page 48 is revised by adding the following to the end of that section:

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by Retirement Plans ("Plan") in the following cases:

      (i) the recordkeeping for the Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in mutual funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

      (ii) the recordkeeping for the Plan is performed on a daily valuation basis by an independent record keeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Record Keeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

      (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Record Keeping
      Service Agreement.

      For Plans whose records are maintained on a daily basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, if on the date the Plan Sponsor signs the Merrill Lynch Record Keeping Service Agreement the Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Plan may only purchase Class B shares of any one or more of the Oppenheimer funds. Otherwise, the Plan will be permitted to purchase Class A shares of any one or more of the Oppenheimer funds. Any such Plans that currently invest in Class B shares of the Fund will be transferred to Class A shares of the Fund once the Plan has reached $5 million invested in Applicable Investments.


      Any redemptions from Plans whose records are maintained on a daily basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.





December 31, 1997                                                   PX0205.001